Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncash investing and financing activities:
Property and equipment acquired under capital lease obligations	$ 0	$ 0	$ 938
Common stock issued in acquisition	117,919	153,963	0
Asset retirement obligations	741	1,023	517
Supplemental cash flow information:
Cash paid for interest	35,354	41,763	42,575
Cash paid for taxes	63,680	4,610	12,872
Tax refunds	$ 27,206	$ 56,154	$ 9,135